Leases, Commitments, and Contingencies - Summary of Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Lease, Cost [Abstract]
Finance Lease cost	$ 57	$ 73
Operating lease cost	381	1,174
Variable lease cost	260	717
Total	$ 698	$ 1,964